Accounts Receivable	6 Months Ended
Apr. 30, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

Note 4 — ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	April 30, 2024	October 31, 2023
Accounts receivable	$4,033,994	$983,784

Approximately $4.0 million or 100% of the accounts receivable balance as of April 30, 2024 has been subsequently collected as of September 30, 2024.